Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories are comprised of the following:

	March 31,	December 31,
	2014	2013
Raw materials	$17,320	$17,121
Work in process	2,243	3,243
Finished goods	3,133	2,741
Stores and spares	2,285	2,404
Packing material	125	110
	25,106	25,619
Less: inventory allowances	(1,410)	(1,438)
	$23,696	$24,181

Inventories is comprised of the following:

	December 31,
	2013	2012
Raw materials	$17,121	$16,619
Work in process	3,243	2,643
Finished goods	2,741	573
Stores and spares	2,404	1,622
Packing material	110	102
	25,619	21,559
Less: inventory allowances	(1,438)	-
	$24,181	$21,559